General information (Tables)	6 Months Ended
Jun. 30, 2026
General Information And Significant Events Of Period
Summary of all subsidiaries held by the company directly or indirectly
The following list shows all subsidiaries held by the Company directly or indirectly:

Name	Country of incorporation	Consolidation Method	Interest held as at
			June 30, 2026	December 31, 2025
Vaccines Holdings Sweden AB	SE	Full Consolidation	100%	100%
Valneva Austria GmbH	AT	Full Consolidation	100%	100%
Valneva Canada Inc.	CA	Full Consolidation	100%	100%
Valneva France SAS	FR	Full Consolidation	100%	100%
Valneva Scotland Ltd.	UK	Full Consolidation	100%	100%
Valneva Sweden AB	SE	Full Consolidation	100%	100%
Valneva UK Ltd.	UK	Full Consolidation	100%	100%
Valneva USA, Inc.	US	Full Consolidation	100%	100%
VBC 3 Errichtungs GmbH	AT	Full Consolidation	100%	100%